PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Property, plant and equipment at beginning of period	$ 20,292	$ 16,276
Property, plant and equipment at end of period	781,172	20,292
Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	786,204	777,605
Additions	962,451	8,599
Disposals	(293,967)	0
Property, plant and equipment at end of period	1,454,688	786,204
Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	765,912	761,329
Additions	201,571	4,583
Disposals	(293,967)	0
Property, plant and equipment at end of period	673,516	765,912
Furniture and fixtures [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	12,179	14,953
Property, plant and equipment at end of period	9,920	12,179
Furniture and fixtures [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	151,786	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	139,607	136,833
Additions	2,259	2,774
Disposals	0	0
Property, plant and equipment at end of period	141,866	139,607
Office and communications equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	2,414	1,323
Property, plant and equipment at end of period	5,585	2,414
Office and communications equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	112,801	104,202
Additions	0	8,599
Disposals	(84,611)	0
Property, plant and equipment at end of period	28,190	112,801
Office and communications equipment [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	104,688	102,879
Additions	2,528	1,809
Disposals	(84,611)	0
Property, plant and equipment at end of period	22,605	104,688
Vehicles [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,708	11,708
Vehicles [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,708	11,708
Land and Building [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	214,632	0
Land and Building [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Additions	217,617	0
Disposals	0	0
Property, plant and equipment at end of period	217,617	0
Land and Building [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Additions	2,985	0
Disposals	0	0
Property, plant and equipment at end of period	2,985	0
Field camps and equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	4,739	0
Field camps and equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	425,003	425,003
Additions	5,728	0
Disposals	(209,356)	0
Property, plant and equipment at end of period	221,375	425,003
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	425,003	425,003
Additions	989	0
Disposals	(209,356)	0
Property, plant and equipment at end of period	216,636	425,003
Right-of-use assets [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	546,296	0
Right-of-use assets [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Additions	739,106	0
Disposals	0	0
Property, plant and equipment at end of period	739,106	0
Right-of-use assets [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Additions	192,810	0
Disposals	0	0
Property, plant and equipment at end of period	192,810	0
Leasehold improvements [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	$ 84,906	$ 84,906